                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21342
                                   ---------------------------------------------

               Lehman Brothers/First Trust Income Opportunity Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          399 Park Ave., New York, NY                   10022
--------------------------------------------------------------------------------
         (Address of principal executive offices)     (Zip code)

 Bradley Tank, Chief Executive Officer of Lehman Brothers Asset Management Inc.
                        399 Park Ave., New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 526-7000
                                                   ----------------------------

Date of fiscal year end:   12/31/2003
                          ---------------------------

Date of reporting period:  07/28/2003-12/31/2003
                          ---------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

   The annual report is attached.

          ANNUAL REPORT 2003

          Lehman Brothers
          First Trust Income
          Opportunity Fund

[GRAPHIC]

          [LEHMAN BROTHERS LOGO]

CONTENTS

Chairman and President's Letter                                 2

Portfolio Manager's Report                                      3

Fund Overview                                                   4

Schedule of Investments                                         5

Notes to Schedule of Investments                               13

Statement of Assets and Liabilities                            14

Statement of Operations                                        15

Statement of Changes in Net Assets                             16

Financial Highlights                                           17

Notes to Financial Statements                                  18

Report of Independent Auditors                                 21

Dividend Reinvestment Plan (Unaudited)                         22

Trustee and Officer Table (Unaudited)                          23

CHAIRMAN AND PRESIDENT'S LETTER

Dear Shareholder:

We are pleased to present our first report to shareholders of Lehman Brothers First Trust Income Opportunity Fund (NYSE: LBC). Although it is a short reporting period, the Fund is off to a very good start. During the period, the Fund achieved several milestones. We launched and closed our common equity offering in July 2003. We continued with a successful launch of preferred shares, on schedule, in October 2003. And perhaps most importantly, the favorable market environment for high yield investments combined with sector and securities selections by the portfolio management team allowed us to achieve an appreciation in the Fund's net asset value while maintaining a steady annualized dividend rate of 11% on the $15 common share IPO price.

As you know, the Fund's investment objective is to seek high total return through a combination of income plus capital appreciation. The Fund pursues this investment objective by investing primarily in high yield debt securities. During 2003, the high yield market performed favorably providing investors with attractive relative yields and capital appreciation. We believe that the high yield asset class can continue to offer investors distinct benefits including high current income and opportunities for portfolio diversification. In today's low interest rate environment, high yield securities can offer attractive absolute yields relative to other asset classes. In addition, since the returns of high yield securities have typically been only partially correlated with returns of traditional stocks and higher grade bonds, an investment in the high yield market can potentially provide diversification to an investor's portfolio.

Lehman Brothers Asset Management Inc., the adviser to the Fund, has retained Lincoln Capital Fixed Income Management, LLC (a wholly owned subsidiary of Lehman Brothers) as the sub-adviser to manage the Fund. Portfolio manager Ann H. Benjamin and her team of seasoned investment professionals at Lincoln Capital manage the portfolio. A review of the portfolio's performance and Ann's outlook for the high yield markets may be found on the following page. Ann and her team take a proactive approach to high yield asset management and integrate detailed security and industry analysis within the context of a global economic outlook. Ann's research analysts are industry specialists who carry out independent primary research on companies and industries. In addition to seeking value from specific issue selections, they also implement strategies seeking to take advantage of valuation opportunities across industry sectors and credit quality tiers.

We hope that the Lehman Brothers First Trust Income Opportunity Fund will become a mainstay holding in your portfolio. We thank you for your trust in Lehman Brothers Asset Management and Lincoln Capital. We will work diligently to keep earning it.

Sincerely,


/s/ Kurt A. Locher                                             /s/ Brad Tank

Kurt A. Locher                                                 Brad Tank
CHAIRMAN AND TRUSTEE                                           PRESIDENT

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND ANNUAL REPORT 2003

PORTFOLIO MANAGER'S REPORT

We are pleased to report that Lehman Brothers First Trust Income Opportunity Fund generated a positive return for the period July 28, 2003 (the inception date of the Fund) through December 31, 2003. Generally, the high yield asset class outperformed all higher quality bond indices for the reporting period.

Over this reporting period, the Fund's performance was driven by an overweight in the Cable and the Wireless Communications sectors, both of which performed relatively well during the period. Also contributing positively to the Fund's return were issue selections in the Healthcare, Gaming and Metal and Mining sectors. During August, we added leverage to the Fund and sought to take advantage of the extremely low valuations in lower quality issues. Those issues drove performance late in the year. We believe our intensive credit evaluation process, coupled with our relative value analysis, will continue to help the Fund seek to achieve its high total return objective.

We believe economic conditions will improve throughout 2004, fueled by a rise in capital spending. Our outlook for the high yield market remains positive. Over the course of the coming year, we expect corporate default rates to decline, and earnings and credit quality to improve.

As the economy improves, there may be slight increases in interest rates; however, we do not believe this will negatively impact the high yield market. In fact, on a historical basis, high yield securities have generally outperformed higher quality securities in a rising interest rate environment. We have positioned the Fund with an emphasis on lower quality securities and higher coupon callable securities, both of which we believe can outperform the overall high yield asset class.

The holdings of the Fund remain diversified across the quality spectrum among high yield grades, industries and individual companies. We maintain important holdings in the Cable, Wireless Communications and Chemical sectors, all of which we believe can outperform as the economy expands. Other important holdings include securities in the Healthcare, Metals and Mining and Gaming sectors. As always, we seek to invest in those companies with strong management teams and improving fundamentals and securities with good relative value. By investing in this manner, we seek to provide high total returns for our shareholders.

Sincerely,

/s/ Ann H. Benjamin


Ann H. Benjamin
PORTFOLIO MANAGER

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

FUND OVERVIEW (AS OF 12/31/03)

PERFORMANCE HIGHLIGHTS(1)

                                                         JULY 28 -          OCTOBER 1 -          CUMULATIVE TOTAL RETURN
                                INCEPTION DATE         SEPT 30, 2003     DECEMBER 31, 2003          SINCE INCEPTION(2)
-----------------------------------------------------------------------------------------------------------------------
   NAV                             07/28/03                 4.45%               7.93%                      12.73%
-----------------------------------------------------------------------------------------------------------------------
   Market Price                    07/28/03                -0.01%              10.48%                      10.47%
-----------------------------------------------------------------------------------------------------------------------

FUND FACTS

   Ticker                                                   NYSE: LBC
---------------------------------------------------------------------
   Market Price                                                $15.91
---------------------------------------------------------------------
   Net Asset Value (NAV)                                       $15.51
---------------------------------------------------------------------
   Premium                                                      2.58%
---------------------------------------------------------------------
   Shares outstanding                                      12,230,942
---------------------------------------------------------------------
   CUSIP number                                           525178 10 9
---------------------------------------------------------------------
   Inception Date                                             7/28/03
---------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS

   Portfolio Turnover                                          32.08%
---------------------------------------------------------------------
   Expense Ratio(3)                                             1.42%
---------------------------------------------------------------------
   Wtd. Avg. Maturity                                      6.75 Years
---------------------------------------------------------------------
   Average Coupon                                               9.65%
---------------------------------------------------------------------
   Average Credit Quality                                           B
---------------------------------------------------------------------
   Portfolio Composition (% High Yield)                         98.5%
---------------------------------------------------------------------

CAPITAL STRUCTURE AND LEVERAGE ($ MM)

   Total Net Assets                                            $279.7
---------------------------------------------------------------------
   Net Assets Attributable to Common Shares                    $189.7
---------------------------------------------------------------------
   Net Assets Attributable to Preferred Shares                  $90.0
---------------------------------------------------------------------
   Net Assets Attributable to Other Borrowings                      -
---------------------------------------------------------------------
   Leverage (% of total net assets)                             32.2%
---------------------------------------------------------------------

[CHART]

CREDIT QUALITY BREAKDOWN
(% OF TOTAL INVESTMENTS AND CASH)

A                  1.4%
BBB                3.4%
BB                33.1%
B                 42.3%
CCC               16.9%
CC                 0.6%
Not Rated          2.2%
Cash               0.1%

[CHART]

MARKET PRICE AND NAV PERFORMANCE

              PRICE ($)    NAV ($)     PREMIUM/DISCOUNT (%)
 7/29/2003    $  15.00    $  14.30          4.90%
  8/8/2003    $  15.00    $  14.16          5.93%
 8/15/2003    $  15.10    $  13.98          8.01%
 8/22/2003    $  14.56    $  14.39          1.18%
 8/29/2003    $  14.45    $  14.60         -1.03%
  9/5/2003    $  14.75    $  14.75          0.00%
 9/12/2003    $  14.83    $  14.93         -0.67%
 9/19/2003    $  14.82    $  14.90         -0.54%
 9/26/2003    $  14.78    $  14.92         -0.94%
 10/3/2003    $  14.93    $  14.87          0.40%
10/10/2003    $  15.14    $  15.00          0.93%
10/17/2003    $  15.10    $  14.95          1.00%
10/24/2003    $  15.23    $  14.80          2.91%
10/31/2003    $  15.25    $  14.88          2.49%
 11/7/2003    $  15.27    $  14.94          2.21%
11/14/2003    $  15.48    $  15.01          3.13%
11/21/2003    $  15.14    $  14.99          1.00%
11/28/2003    $  15.26    $  15.06          1.33%
 12/5/2003    $  15.36    $  15.34          0.13%
12/12/2003    $  15.32    $  15.43         -0.71%
12/19/2003    $  15.43    $  15.60         -1.09%
12/26/2003    $  15.49    $  15.46          0.19%
12/31/2003    $  15.91    $  15.51          2.78%

[CHART]

TOP INDUSTRIES (% OF MANAGED ASSETS)

Media Broadcasting & Publishing            16.5%
Telephone Systems                          12.3%
Entertainment & Leisure                    10.2%
Electric Utilities                          9.8%
Forest Products & Paper                     6.5%
Oil & Gas                                   5.6%
Health Care Providers                       5.0%
Transportation                              4.0%
Commercial Services                         4.0%
Metals                                      3.8%
Other                                      22.3%

[CHART]

MATURITY BREAKDOWN
(% OF TOTAL INVESTMENTS AND CASH)

1 Year              0.1%
1-3 Years           3.2%
3-5 Years          11.4%
5-7 Years          45.2%
7-10 Years         37.5%
10+ Years           2.6%

----------
1. Performance for NAV and Market Price assume reinvestment of all dividends and capital gains. Shares of the Fund fluctuate in value. Fund performance changes over time and currently may be different from that shown as of 12/31/03. Past performance is no guarantee of future results.
2. Not annualized.
3. Annualized.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND ANNUAL REPORT 2003

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2003

PRINCIPAL                                                                             S&P    MOODY'S      FITCH
AMOUNT        DESCRIPTION                                                        RATINGS*   RATINGS*   RATINGS*        VALUE (a)
CORPORATE DEBT -- 137.9% OF TOTAL NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
              AIRLINES -- 2.1%
$3,750,000    Delta Airlines, Inc., Series 2000-1, Class A2
              7.570%, 11/18/2010                                                        A        Baa         NR     $  3,884,788

              APPAREL RETAILERS -- 0.5%
 1,050,000    Payless Shoesource, Inc., Senior Subordinated Note
              8.250%, 8/01/2013                                                         B          B         NR        1,010,625

              BEVERAGES, FOOD & TOBACCO -- 2.7%
 1,000,000    Del Monte Corp., Senior Subordinated Note
              8.625%, 12/15/2012                                                        B          B          B        1,095,000
 2,000,000    Dole Food, Inc., Senior Note
              8.625%, 5/01/2009                                                        BB          B         NR        2,195,000
 1,850,000    Nash Finch Co., Senior Subordinated Note
              8.500%, 5/01/2008                                                         B          B          B        1,850,000
                                                                                                                       5,140,000

              CHEMICALS -- 5.5%
 3,875,000    Equistar Chemicals, LP/Equistar Funding Corp., Senior Note
              10.625%, 5/01/2011                                                       BB          B          B        4,281,875
 2,000,000    Methanex Corp., Senior Note
              8.750%, 8/15/2012                                                       BBB         Ba        BBB        2,230,000
 2,000,000    Millennium Chemicals, Inc., Senior Note
              9.250%, 6/15/2008                                                        BB          B         NR        2,180,000
 1,775,000    Resolution Performance Products LLC/Resolution
              Performance Products Capital Corp., Senior Secured Note
              9.500%, 4/15/2010                                                         B          B         NR        1,801,625
                                                                                                                      10,493,500

              COAL -- 0.8%
 1,550,000    Massey Energy Co., Senior Note, 144A
              6.625%, 11/15/2010                                                       BB         Ba         NR        1,588,750

              COMMERCIAL SERVICES -- 5.6%
 2,000,000    Alderwoods Group, Inc., Note
              12.250%, 1/02/2009                                                       NR         NR         NR        2,250,000
 1,000,000    Allied Waste North America, Inc., Senior Note
              7.875%, 4/15/2013                                                        BB         Ba         NR        1,082,500
 2,100,000    Allied Waste North America, Inc., Senior Secured Note
              8.875%, 4/01/2008                                                        BB         Ba         NR        2,352,000
 2,825,000    Muzak LLC/Muzak Finance Corp., Senior Note
              10.000%, 2/15/2009                                                        B          B         NR        3,008,625

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS CONTINUED

DECEMBER 31, 2003

PRINCIPAL                                                                             S&P    MOODY'S      FITCH
AMOUNT        DESCRIPTION                                                        RATINGS*   RATINGS*   RATINGS*        VALUE (a)
CORPORATE DEBT - CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
              COMMERCIAL SERVICES - CONTINUED
$2,000,000    Muzak LLC/Muzak Finance Corp., Senior Subordinated Note
              9.875%, 3/15/2009                                                       CCC        Caa         NR     $  1,932,500
                                                                                                                      10,625,625

              COMMUNICATIONS -- 3.2%
   750,000    Avaya, Inc., Senior Secured Note
              11.125%, 4/01/2009                                                        B          B         NR          877,500
 2,000,000    Hexcel Corp., Senior Subordinated Note
              9.750%, 1/15/2009                                                       CCC        Caa         NR        2,095,000
 1,000,000    L-3 Communications Corp., Senior Subordinated Note
              7.625%, 6/15/2012                                                        BB         Ba         NR        1,083,750
 2,000,000    Nortel Networks, Ltd., Note
              6.125%, 2/15/2006                                                         B          B         NR        2,025,000
                                                                                                                       6,081,250

              CONTAINERS & PACKAGING -- 2.4%
    75,000    Crown European Holdings SA, Senior Secured Note
              9.500%, 3/01/2011                                                         B          B         NR           84,937
 1,000,000    Crown European Holdings SA, Senior Secured Note
              10.875%, 3/01/2013                                                        B          B         NR        1,176,250
 3,000,000    Owens-Brockway Glass Container, Senior Secured Note
              8.750%, 11/15/2012                                                       BB          B         NR        3,341,250
                                                                                                                       4,602,437

              ELECTRIC UTILITIES -- 15.0%
 3,375,000    AES Corp. (The), Senior Secured Note, 144A
              8.750%, 5/15/2013                                                         B          B         NR        3,771,562
 2,000,000    AES Corp. (The), Senior Secured Note, 144A
              9.000%, 5/15/2015                                                         B          B         NR        2,260,000
   625,000    Calpine Corp., Senior Secured Note, 144A
              8.750%, 7/15/2013                                                         B         NR         BB          609,375
 5,200,000    Calpine Corp., Senior Secured Note, 144A
              9.875%, 12/01/2011                                                       BB         NR         NR        5,343,000
 2,250,000    CMS Energy Corp., Senior Secured Note, 144A
              7.750%, 8/01/2010                                                         B          B          B        2,365,312
 2,650,000    Edison Mission Energy Corp., Senior Note
              7.730%, 6/15/2009                                                         B          B         NR        2,524,125
 3,150,000    Illinois Power Co., Note
              11.500%, 12/15/2010                                                       B          B          B        3,780,000
 3,300,000    Reliant Resources, Inc., Senior Secured Note, 144A
              9.500%, 7/15/2013                                                         B          B          B        3,531,000

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND ANNUAL REPORT 2003

DECEMBER 31, 2003

PRINCIPAL                                                                             S&P    MOODY'S      FITCH
AMOUNT        DESCRIPTION                                                        RATINGS*   RATINGS*   RATINGS*        VALUE (a)
CORPORATE DEBT - CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
              ELECTRIC UTILITIES - CONTINUED
$4,000,000    TECO Energy, Inc., Note
              7.500%, 6/15/2010                                                        BB         Ba         BB     $  4,280,000
                                                                                                                      28,464,374

              ELECTRONICS -- 2.1%
   800,000    Amkor Technology, Inc., Senior Note
              9.250%, 2/15/2008                                                         B          B         NR          908,000
 2,750,000    Xerox Corp., Note
              7.625%, 6/15/2013                                                         B          B         BB        2,970,000
                                                                                                                       3,878,000

              ENTERTAINMENT & LEISURE -- 15.7%
 1,275,000    Bally Total Fitness Holding Corp., Note, 144A
              10.500%, 7/15/2011                                                        B          B          B        1,281,375
   400,000    Bally Total Fitness Holding Corp., Senior
              Subordinated Note, Series C
              9.875%, 10/15/2007                                                        B          B          B          364,000
 2,100,000    Choctaw Resort Development Enterprise Corp., Senior Note
              9.250%, 4/01/2009                                                        BB          B         NR        2,278,500
 3,175,000    Chukchansi Economic Development Authority,
              Senior Note, 144A
              14.500%, 6/15/2009                                                       NR         NR         NR        3,857,625
 2,000,000    Chumash Casino & Resort Enterprise, Senior Note, 144A
              9.000%, 7/15/2010                                                        BB         Ba         NR        2,210,000
   375,000    Hollywood Entertainment Corp., Senior Subordinated Note
              9.625%, 3/15/2011                                                         B          B         NR          403,125
   500,000    Horseshoe Gaming LLC, Senior Subordinated Note
              8.625%, 5/15/2009                                                         B          B         NR          528,125
 4,125,000    Mohegan Tribal Gaming Authority, Senior Subordinated Note
              8.000%, 4/01/2012                                                        BB         Ba         NR        4,465,312
 2,000,000    Mohegan Tribal Gaming Authority, Senior Subordinated Note
              8.375%, 7/01/2011                                                        BB         Ba         NR        2,180,000
 1,175,000    Premier Parks, Inc., Senior Note
              9.750%, 6/15/2007                                                         B          B         NR        1,232,281
 2,350,000    River Rock Entertainment Authority, Senior Note, 144A
              9.750%, 11/01/2011                                                        B          B         NR        2,526,250
 1,725,000    Six Flags, Inc., Senior Note
              8.875%, 2/01/2010                                                         B          B         NR        1,770,281
   875,000    Six Flags, Inc., Senior Note
              9.750%, 4/15/2013                                                         B          B         NR          920,938

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS CONTINUED

DECEMBER 31, 2003

PRINCIPAL                                                                             S&P    MOODY'S      FITCH
AMOUNT        DESCRIPTION                                                        RATINGS*   RATINGS*   RATINGS*        VALUE (a)
CORPORATE DEBT - CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
              ENTERTAINMENT & LEISURE - CONTINUED
$1,785,000    Turning Stone Casino Resort Enterprise, Senior Note, 144A
              9.125%, 12/15/2010                                                        B          B         NR     $  1,941,188
 3,250,000    Wynn Las Vegas Capital Corp., Note
              12.000%, 11/01/2010                                                     CCC          B         NR        3,826,875
                                                                                                                      29,785,875

              FOREST PRODUCTS & PAPER -- 9.6%
   550,000    Boise Cascade Corp., Senior Note
              6.500%, 11/01/2010                                                       BB         Ba         BB          573,737
   300,000    Boise Cascade Corp., Senior Note
              7.000%, 11/01/2013                                                       BB         Ba         BB          311,863
 2,000,000    Georgia-Pacific Corp., Senior Note
              8.875%, 2/01/2010                                                        BB         Ba         BB        2,280,000
 2,000,000    Graphic Packaging International Corp., Senior Note, 144A
              8.500%, 8/15/2011                                                         B          B         NR        2,190,000
 2,200,000    Louisiana-Pacific Corp., Senior Note
              8.875%, 8/15/2010                                                        BB         Ba         BB        2,596,000
 4,000,000    Louisiana-Pacific Corp., Senior Subordinated Note
              10.875%, 11/15/2008                                                      BB         Ba         BB        4,760,000
 2,800,000    Pacifica Papers, Inc., Senior Note
              10.000%, 3/15/2009                                                       BB         Ba         NR        2,968,000
 2,575,000    Playtex Products, Inc., Senior Subordinated Note
              9.375%, 6/01/2011                                                       CCC        Caa         NR        2,600,750
                                                                                                                      18,280,350

              HEALTH CARE PROVIDERS -- 7.5%
 2,700,000    Express Scripts, Inc., Senior Note
              9.625%, 6/15/2009                                                       BBB         Ba         NR        2,902,500
 2,975,000    Monitronics International, Inc., Senior
              Subordinated Note, 144A
              11.750%, 9/01/2010                                                        B          B         NR        3,086,563
 3,750,000    Tenet Healthcare Corp., Note
              7.375%, 2/01/2013                                                        BB          B         BB        3,768,750
 1,000,000    Tenet Healthcare Corp., Senior Note
              6.375%, 12/01/2011                                                       BB          B         BB          960,000
   125,000    Tenet Healthcare Corp., Senior Note
              6.500%, 6/01/2012                                                        BB          B         BB          119,844
 3,075,000    US Oncology, Inc., Senior Subordinated Note
              9.625%, 2/01/2012                                                         B          B         NR        3,374,813
                                                                                                                      14,212,470

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND ANNUAL REPORT 2003

DECEMBER 31, 2003

PRINCIPAL                                                                             S&P    MOODY'S      FITCH
AMOUNT        DESCRIPTION                                                        RATINGS*   RATINGS*   RATINGS*        VALUE (a)
CORPORATE DEBT - CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
              HOME CONSTRUCTION, FURNISHINGS & APPLIANCES -- 3.1%
$1,000,000    Beazer Homes USA, Inc., Senior Note
              8.375%, 4/15/2012                                                        BB         Ba         NR     $  1,102,500
 1,000,000    Beazer Homes USA, Inc., Senior Note
              8.625%, 5/15/2011                                                        BB         Ba         NR        1,100,000
 1,400,000    Salton, Inc., Senior Subordinated Note
              10.750%, 12/15/2005                                                       B          B         NR        1,428,000
 2,000,000    Standard Pacific Corp., Senior Note
              9.500%, 9/15/2010                                                        BB         Ba         NR        2,230,000
                                                                                                                       5,860,500

              MEDIA - BROADCASTING & PUBLISHING -- 19.9%
 2,725,000    Charter Communications Holdings II LLC/Charter
              Communications Holdings II Capital Corp., Senior Note, 144A
              10.250%, 9/15/2010                                                      CCC        Caa         NR        2,861,250
 7,000,000    Charter Communications Holdings, Inc., Senior Note
              10.000%, 5/15/2011                                                      CCC         Ca         NR        6,090,000
   150,000    Dex Media East LLC/Dex Media East Finance Co.,
              Guaranteed Note
              12.125%, 11/15/2012                                                       B          B          B          184,500
 2,025,000    Dex Media, Inc., Note, 144A
              8.000%, 11/15/2013                                                        B        Caa         NR        2,126,250
 1,625,000    Dex Media, Inc., Note, 144A
              0.000%/9.000%, 11/15/2013 (c)                                             B          B          B        1,145,625
 2,000,000    Insight Midwest, LP/Insight Capital, Inc., Senior Note
              9.750%, 10/01/2009                                                        B          B         NR        2,115,000
   600,000    Mediacom LLC/Mediacom Capital Corp., Senior Note
              9.500%, 1/15/2013                                                         B          B         NR          636,000
 2,825,000    Ono Finance PLC, Note
              13.000%, 5/01/2009                                                      CCC        Caa          B        2,941,531
 3,500,000    Ono Finance PLC, Note
              14.000%, 2/15/2011                                                      CCC        Caa          B        3,679,375
 3,000,000    Paxson Communications Corp., Senior Subordinated Note
              10.750%, 7/15/2008                                                      CCC        Caa         NR        3,273,750
 5,750,000    Paxson Communications Corp., Senior Subordinated Note
              0.000%/12.250%, 1/15/2009 (c)                                           CCC        Caa         NR        5,045,625
 2,000,000    Primedia, Inc., Senior Note
              8.875%, 5/15/2011                                                         B          B         NR        2,110,000
 1,350,000    Rogers Cable, Inc., Senior Secured Note
              7.875%, 5/01/2012                                                       BBB         Ba         NR        1,505,250

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS CONTINUED

DECEMBER 31, 2003

PRINCIPAL                                                                             S&P    MOODY'S      FITCH
AMOUNT        DESCRIPTION                                                        RATINGS*   RATINGS*   RATINGS*        VALUE (a)
CORPORATE DEBT - CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
              MEDIA - BROADCASTING & PUBLISHING - CONTINUED
$  675,000    Spanish Broadcasting System, Inc., Senior Subordinated Note
              9.625%, 11/01/2009                                                      CCC        Caa         NR     $    720,563
 3,400,000    Telenet Group Holding NV, Senior Note, 144A
              0.000%/11.500%, 6/15/2014 (c)                                           CCC        Caa         NR        2,142,000
 1,000,000    Vivendi Universal SA, Note, 144A
              9.250%, 4/15/2010                                                        BB          B         NR        1,185,000
                                                                                                                      37,761,719

              METALS -- 5.9%
 3,200,000    AK Steel Corp., Guaranteed Senior Note
              7.750%, 6/15/2012                                                         B          B         NR        2,736,000
 2,000,000    IPSCO, Inc., Senior Note
              8.750%, 6/01/2013                                                        BB         Ba         NR        2,210,000
 2,875,000    Oregon Steel Mills, Inc., Note
              10.000%, 7/15/2009                                                        B          B         NR        2,522,813
 3,500,000    Shaw Group, Inc., Senior Note, 144A
              10.750%, 3/15/2010                                                       BB         Ba         NR        3,710,000
                                                                                                                      11,178,813

              MULTIPLE UTILITIES -- 4.5%
 4,000,000    Coastal Corp., Note
              7.750%, 6/15/2010                                                         B        Caa         NR        3,775,000
 1,250,000    Coastal Corp., Senior Note
              9.625%, 5/15/2012                                                         B        Caa         NR        1,237,500
 3,500,000    El Paso Natural Gas Co., Senior Note
              7.625%, 8/01/2010                                                         B          B         NR        3,596,250
                                                                                                                       8,608,750

              OIL & GAS -- 5.7%
 1,125,000    Lyondell Chemical Co., Senior Secured Note
              10.500%, 6/01/2013                                                       BB          B         BB        1,226,250
   500,000    Newfield Exploration Co., Senior Note
              7.625%, 3/01/2011                                                        BB         Ba         NR          557,500
 2,650,000    Newfield Exploration Co., Senior Subordinated Note
              8.375%, 8/15/2012                                                        BB         Ba         NR        2,968,000
 2,300,000    Plains All American Pipeline LP/Plains All American
              Finance Corp., Senior Note
              7.750%, 10/15/2012                                                      BBB         Ba         NR        2,653,625
   850,000    Plains Exploration & Production Co., LP, Senior
              Subordinated Note
              8.750%, 7/01/2012                                                         B          B         NR          933,938

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND ANNUAL REPORT 2003

DECEMBER 31, 2003

PRINCIPAL                                                                             S&P    MOODY'S      FITCH
AMOUNT        DESCRIPTION                                                        RATINGS*   RATINGS*   RATINGS*        VALUE (a)
CORPORATE DEBT - CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
              OIL & GAS - CONTINUED
$2,250,000    Vintage Petroleum, Inc., Senior Note
              8.250%, 5/01/2012                                                        BB         Ba         NR     $  2,446,875
                                                                                                                      10,786,188

              PHARMACEUTICALS -- 2.3%
 4,225,000    Biovail Corp., Senior Subordinated Note
              7.875%, 4/01/2010                                                        BB          B         NR        4,309,500

              RETAILERS -- 0.8%
   625,000    J.C. Penney Co., Inc., Note
              9.000%, 8/01/2012                                                        BB         Ba         BB          747,656
   700,000    Michaels Stores, Inc., Senior Note
              9.250%, 7/01/2009                                                        BB         Ba         NR          772,625
                                                                                                                       1,520,281

              TELEPHONE SYSTEMS -- 16.1%
 1,875,000    ACC Escrow Corp., Senior Note, 144A
              10.000%, 8/01/2011                                                        B          B         NR        2,090,625
 2,500,000    Centennial Cellular Corp./Centennial Cellular
              Operating Co. LLC, Senior Subordinated Note
              10.750%, 12/15/2008                                                     CCC        Caa          B        2,637,500
 2,750,000    Centennial Cellular Operating Co./Centennial
              Communications Corp., Guaranteed Senior Note
              10.125%, 6/15/2013                                                      CCC        Caa         NR        3,018,125
 2,575,000    Cincinnati Bell, Inc., Senior Subordinated Note, 144A
              8.375%, 1/15/2014                                                         B          B          B        2,768,125
 4,000,000    Dobson Communications Corp., Senior Note
              10.875%, 7/01/2010                                                      CCC          B         NR        4,360,000
 2,600,000    Nextel Communications, Inc., Senior Note
              9.375%, 11/15/2009                                                        B          B         BB        2,834,000
   750,000    Qwest Capital Funding, Inc., Note
              7.900%, 8/15/2010                                                       CCC        Caa        CCC          761,250
 2,000,000    Qwest Services Corp., Senior Subordinated Note, 144A
              13.500%, 12/15/2010                                                     CCC         NR         NR        2,430,000
 5,330,881    Receivables Structured Trust Corp., Note, 144A
              7.440%, 12/10/2006                                                       NR        Caa        CCC        5,317,554
 1,750,000    Rural Cellular Corp., Senior Subordinated Note
              9.750%, 1/15/2010                                                       CCC        Caa         NR        1,710,625
 2,613,000    Rural Cellular Corp., Subordinated Note
              9.625%, 5/15/2008                                                       CCC        Caa         NR        2,547,675
                                                                                                                      30,475,479

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS CONTINUED

DECEMBER 31, 2003

PRINCIPAL                                                                             S&P    MOODY'S      FITCH
AMOUNT        DESCRIPTION                                                        RATINGS*   RATINGS*   RATINGS*        VALUE (a)
CORPORATE DEBT - CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
              TEXTILES, CLOTHING & FABRICS -- 1.4%
$2,625,000    Broder Brothers Co., Senior Note, 144A
              11.250%, 10/15/2010                                                       B          B         NR     $  2,585,625

              TRANSPORTATION -- 5.5%
 5,550,000    Grupo Transportacion Ferroviaria Mexicana SA de CV,
              Senior Note
              11.750%, 6/15/2009                                                        B          B          B        5,702,625
   700,000    Kansas City Southern Railway Co., Senior Note
              9.500%, 10/01/2008                                                        B         Ba         NR          777,000
 2,250,000    Laidlaw International, Inc., Senior Note, 144A
              10.750%, 6/15/2011                                                        B          B         NR        2,542,500
 1,350,000    Stena AB, Senior Note, 144A
              7.500%, 11/01/2013                                                       BB         Ba         NR        1,390,500
                                                                                                                      10,412,625
              TOTAL CORPORATE DEBT (IDENTIFIED COST $246,434,907)                                                    261,547,524

PREFERRED STOCKS -- 6.5%

              MEDIA - BROADCASTING & PUBLISHING -- 4.4%
    58,500    Cablevision Systems Corp., Class H, 11.750%, 10/01/2007                   B          B         NR        6,084,000
    18,000    Primedia, Inc., Series D, 10.000%, 2/01/2008                             NR         Ca         NR        1,764,000
     6,250    Primedia, Inc., Series H, 8.625%, 4/01/2010                               B         Ca         NR          568,750
                                                                                                                       8,416,750

              TELEPHONE SYSTEMS -- 2.1%
    36,500    Dobson Communications Corp., 13.000%, 5/01/2009                          NR        Caa         NR        3,923,750
              TOTAL PREFERRED STOCKS (IDENTIFIED COST $12,367,000)                                                    12,340,500

              TOTAL INVESTMENTS -- 144.4%
              (IDENTIFIED COST $258,801,907) (b)                                                                     273,888,024
              Other Assets, Less Liabilities -- 3.1%                                                                   5,817,028
              Money Market Cumulative Preferred Shares plus cumulative
              unpaid dividends (47.5%)                                                                               (90,041,418)

              TOTAL NET ASSETS -- 100%                                                                              $189,663,634

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND ANNUAL REPORT 2003

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

   *   Ratings have not been audited by Ernst & Young LLP.

   a   See Note 2a of Notes to Financial Statements.

   b   Federal Tax Information:
       At December 31, 2003, the net unrealized appreciation on investments based on cost of $258,507,389 for federal income tax purposes was as follows:

       Aggregate gross unrealized appreciation for all investments in which
       there is an excess of value over tax cost                                 $  15,595,700
       Aggregate gross unrealized depreciation for all investments in which
       there is an excess of tax cost over value                                      (215,065)
       Net unrealized appreciation                                               $  15,380,635

   c Denotes a step-up bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of 144A Securities amounted to $68,857,054 or 36.3% of net assets applicable to common shares.

       Quality Profile (unaudited)
       The quality ratings of securities in the Fund as of December 31, 2003 were as follows:

                                                                                       PERCENT OF
                                                                                TOTAL INVESTMENTS
                    S&P RATING/MOODY'S RATING/FITCH RATING                             AND CASH**
                    A/A/A                                                                   1.4%
                    BBB/Baa/BBB                                                             3.4
                    BB/Ba/BB                                                               33.1
                    B/B/B                                                                  42.3
                    CCC/Caa/CCC                                                            16.9
                    CC/Ca/CC                                                                0.6
                    NR (Not Rated)                                                          2.2
                    Cash                                                                    0.1
                                                                                          100.0%

   **  Percentages compiled using the highest rating for each security.

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

STATEMENT OF ASSETS & LIABILITIES

DECEMBER 31, 2003

ASSETS
===========================================================================================================
   Investments at cost                                                                         $258,801,907
-----------------------------------------------------------------------------------------------------------
   Net unrealized appreciation                                                                   15,086,117
-----------------------------------------------------------------------------------------------------------
   Investments at value                                                                         273,888,024
-----------------------------------------------------------------------------------------------------------
   Cash and cash equivalents                                                                      1,254,446
-----------------------------------------------------------------------------------------------------------
   Dividends and interest receivable                                                              5,178,079
-----------------------------------------------------------------------------------------------------------
   Prepaid expenses                                                                                  59,035
-----------------------------------------------------------------------------------------------------------
       TOTAL ASSETS                                                                             280,379,584

LIABILITIES
===========================================================================================================
   Dividends payable to common shareholders                                                          22,183
-----------------------------------------------------------------------------------------------------------
   Management fees payable                                                                          141,960
-----------------------------------------------------------------------------------------------------------
   Payable for offering costs on preferred shares                                                   308,035
-----------------------------------------------------------------------------------------------------------
   Other accrued expenses                                                                           202,354
-----------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES                                                                            674,532

   MONEY MARKET CUMULATIVE PREFERRED SHARES (3,600 SHARES ISSUED AND OUTSTANDING)
      AT LIQUIDATION VALUE PLUS CUMULATIVE UNPAID DIVIDENDS                                      90,041,418
-----------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES                                                         $189,663,634
===========================================================================================================

NET ASSETS CONSIST OF:
===========================================================================================================
  Common Shares, no par value; unlimited number of shares authorized, 12,230,942
     shares issued and outstanding                                                             $173,622,673
-----------------------------------------------------------------------------------------------------------
  Accumulated net investment income                                                                 343,688
-----------------------------------------------------------------------------------------------------------
  Accumulated net realized gain on investments                                                      611,156
-----------------------------------------------------------------------------------------------------------
  Net unrealized appreciation of investments                                                     15,086,117
-----------------------------------------------------------------------------------------------------------
      NET ASSETS APPLICABLE TO COMMON SHARES                                                   $189,663,634

COMPUTATION OF NET ASSET VALUE PER COMMON SHARE:
===========================================================================================================
      NET ASSETS                                                                               $189,663,634

      COMMON SHARES ISSUED AND OUTSTANDING                                                       12,230,942

      NET ASSET VALUE PER SHARE                                                                $      15.51

      MARKET VALUE (CLOSING PRICE PER SHARE ON THE NEW YORK STOCK EXCHANGE)                    $      15.91

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND ANNUAL REPORT 2003

LEHMAN BROTHER FIRST TRUST INCOME OPPORTUNITY FUND

STATEMENT OF OPERATIONS

FOR THE PERIOD JULY 28, 2003 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2003

INVESTMENT INCOME
===========================================================================================================
   Interest                                                                                     $ 8,305,055
-----------------------------------------------------------------------------------------------------------
   Dividends                                                                                        457,063
-----------------------------------------------------------------------------------------------------------
                                                                                                  8,762,118

   Expenses
       Management fees                                                                              609,721
-----------------------------------------------------------------------------------------------------------
       Investor service fees                                                                         50,810
-----------------------------------------------------------------------------------------------------------
       Trustees' fees and expenses                                                                   61,989
-----------------------------------------------------------------------------------------------------------
       Custodian                                                                                    110,182
-----------------------------------------------------------------------------------------------------------
       Audit and tax services                                                                        46,920
-----------------------------------------------------------------------------------------------------------
       Legal                                                                                         50,050
-----------------------------------------------------------------------------------------------------------
       Reports to shareholders                                                                       46,046
-----------------------------------------------------------------------------------------------------------
       Preferred shares auction                                                                      45,125
-----------------------------------------------------------------------------------------------------------
       Interest expense                                                                             145,400
-----------------------------------------------------------------------------------------------------------
       Miscellaneous                                                                                 52,969
-----------------------------------------------------------------------------------------------------------
       TOTAL EXPENSES                                                                             1,219,212

       NET INVESTMENT INCOME                                                                      7,542,906

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
===========================================================================================================
   Realized gain on:
       Investments -- net                                                                         1,163,262
-----------------------------------------------------------------------------------------------------------
   Change in unrealized appreciation of:
       Investments -- net                                                                        15,086,117
-----------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain on investments                                               16,249,379
-----------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             23,792,285
===========================================================================================================

LESS DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME                            (202,338)
===========================================================================================================

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS APPLICABLE TO COMMON SHARES                                                          $23,589,947
===========================================================================================================

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             FOR THE PERIOD
                                                                                             JULY 28, 2003*
                                                                                                         TO
                                                                                          DECEMBER 31, 2003
FROM OPERATIONS:
===========================================================================================================
  Net investment income                                                                        $  7,542,906
-----------------------------------------------------------------------------------------------------------
  Net realized gain on investments                                                                1,163,262
-----------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation of investments                                           15,086,117
-----------------------------------------------------------------------------------------------------------
  Dividends to preferred shareholders from net investment income                                   (202,338)
-----------------------------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               23,589,947

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS:
===========================================================================================================
  Net investment income                                                                          (7,356,716)
-----------------------------------------------------------------------------------------------------------
  Net realized gain                                                                                (192,270)
-----------------------------------------------------------------------------------------------------------
                                                                                                 (7,548,986)

INCREASE IN NET ASSETS DERIVED FROM COMMON SHARE TRANSACTIONS:                                  174,859,218
===========================================================================================================
  Offering costs and underwriting commissions on preferred shares                                (1,236,545)
-----------------------------------------------------------------------------------------------------------
  TOTAL INCREASE IN NET ASSETS                                                                  189,663,634

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
===========================================================================================================
  Beginning of period                                                                                     0
-----------------------------------------------------------------------------------------------------------
  End of period                                                                                $189,663,634
-----------------------------------------------------------------------------------------------------------
   ACCUMULATED NET INVESTMENT INCOME                                                           $    343,688

*  Commencement of operations.

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND ANNUAL REPORT 2003

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

                                                                                             FOR THE PERIOD
                                                                                             JULY 28, 2003*
                                                                                                    THROUGH
                                                                                          DECEMBER 31, 2003
NET ASSET VALUE, BEGINNING OF PERIOD (COMMON SHARES) (a)                                           $  14.33
-----------------------------------------------------------------------------------------------------------
Net Investment Income (b)                                                                              0.64
-----------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain on Investments                                                        1.31
-----------------------------------------------------------------------------------------------------------
Dividends to Preferred Shareholders From Net Investment Income                                        (0.02)
-----------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS                                     1.93

Less Distributions to Common Shareholders:
-----------------------------------------------------------------------------------------------------------
  From Net Investment Income                                                                          (0.60)
-----------------------------------------------------------------------------------------------------------
  From Net Realized Gains                                                                             (0.02)
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                                            (0.62)

Common Shares Offering Costs Charged to Paid-In Capital                                               (0.03)
-----------------------------------------------------------------------------------------------------------
Preferred Shares Underwriting Commissions and Offering Costs Charged to Paid-In Capital               (0.10)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD (COMMON SHARES)                                                     $  15.51
===========================================================================================================
MARKET VALUE, END OF PERIOD (COMMON SHARES)                                                        $  15.91
===========================================================================================================

Total Return on Net Asset Value (%) (c)                                                               12.73
-----------------------------------------------------------------------------------------------------------
Total Return on Market Value (%) (c)                                                                  10.47
-----------------------------------------------------------------------------------------------------------

Ratio of Expenses (excluding interest expense) to Average Net Assets Applicable to
  Common Shares (%) (d) (e)                                                                            1.42
-----------------------------------------------------------------------------------------------------------
Ratio of Interest Expense to Average Net Assets Applicable to Common Shares
  (%) (d) (e)                                                                                          0.19
-----------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares
  (%) (d) (e)                                                                                         10.00
-----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate (%)                                                                           32.08
-----------------------------------------------------------------------------------------------------------
Net Assets Applicable to Common Shares, End of Period (000)                                        $189,664
-----------------------------------------------------------------------------------------------------------

MONEY MARKET CUMULATIVE PREFERRED SHARES
===========================================================================================================
Preferred Shares Outstanding, End of Period (000)                                                  $ 90,000
-----------------------------------------------------------------------------------------------------------
Asset Coverage Per $1,000                                                                          $  3,107
-----------------------------------------------------------------------------------------------------------
Involuntary Liquidation Preference Per Share (f)                                                   $ 25,000
-----------------------------------------------------------------------------------------------------------
Approximate Market Value Per Share                                                                 $ 25,000
-----------------------------------------------------------------------------------------------------------

*   Commencement of operations.
(a) Net asset value at beginning of period reflects the deduction from the $15.00 offering price of the sales load of $0.675 per share paid by the shareholder.
(b) Calculated using average common shares outstanding during the period.
(c) Total return on net assets value is calculated assuming a purchase at the offering price of $15.00 less the sales load of $0.675 paid by the shareholder on the first day and the ending net asset value per share. Total return on market value is calculated assuming a purchase at the offering price of $15.00 on the first day and a sale at the current market price on the day of the period. Total return on net asset value and total return on on market value are not reflected on a annualized basis.
(d) Annualized.
(e) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
(f) Plus accumulated and unpaid dividends.

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS December 31, 2003

NOTE 1 -- ORGANIZATION

Lehman Brothers First Trust Income Opportunity Fund (the "Fund") was organized as a statutory trust under the laws of the state of Delaware on April 8, 2003, and is registered under the Investment Company act of 1940, as amended (the "1940 Act"), as a diversified, closed-end management investment company. Lehman Brothers Asset Management Inc. (the "Adviser") is investment adviser to the Fund. Lincoln Capital Fixed Income Management Company, LLC (a wholly owned subsidiary of Lehman Brothers Holdings Inc.) is the subadviser to the Fund. The Fund's common shares are listed on the New York Stock Exchange under the symbol LBC.

The Fund's investment objective is to seek high total return (income plus capital appreciation). The Fund will pursue its investment objective by investing its assets primarily in high yield debt securities.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

a) VALUATION: Debt securities are valued using an independent pricing service approved by the Board of Trustees, which utilizes closing market prices, market quotations and transactions, quotations from dealers and various relationships among securities in determining value. Securities for which closing market prices or market quotations are not available or are not considered by the Adviser to be reflective of a security's market value, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees. Securities with remaining maturities of 60 days or less are valued at amortized cost. This method involves valuing a portfolio security initially at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

b) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on securities, is recorded on the accrual basis. Realized gains and losses on investments are recorded on the basis of identified cost.

c) ORGANIZATION AND OFFERING COSTS: The Adviser has agreed to pay all organizational expenses and the amount by which the Fund's offering costs for common stock (other than sales load) exceeded $0.03 per share. Offering costs for common stock paid for the Fund were charged as a reduction of common stock paid-in-capital at the completion of the Fund's offering and amounted to $366,000.

Additionally, offering costs of approximately $337,000 incurred with respect to the issuance of Preferred Shares and paid by the Fund were charged as a reduction of common stock paid-in-capital at the completion of the Fund's preferred shares offering.

d) FEDERAL INCOME TAXES: It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

e) REVERSE REPURCHASE AGREEMENTS: The Fund is permitted to enter into reverse repurchase agreements with banks or securities firms deemed creditworthy by the Adviser. A reverse repurchase agreement involves the sale of a security by the Fund, with an agreement to repurchase the same or substantially similar security at an agreed upon price and date. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities that the Fund is obligated to repurchase. There were no reverse repurchase agreements outstanding at December 31, 2003.

NOTE 3 -- FEES AND TRANSACTIONS WITH RELATED PARTIES

The Fund pays all expenses incurred in connection with the operations of the Fund. These expenses, among others, include custodian and fund accounting fees, legal and audit fees, fees and

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND ANNUAL REPORT 2003 expenses of the disinterested Trustees, registration fees, and printing expenses.

The Fund pays the Adviser a monthly fee computed at an annual rate of 0.60% of the Fund's average daily Managed Assets (net assets, including assets attributable to any outstanding preferred shares, plus the aggregate principal amount of any borrowings). The Adviser is responsible for developing, implementing and supervising the Fund's investment program and providing certain administrative services to the Fund. The Adviser has retained Lincoln Capital Fixed Income Management Company, LLC ("Lincoln Capital"), to serve as the sub-adviser of the Fund and to manage the Fund's investment portfolio. The Adviser compensates Lincoln Capital for its services as sub-adviser. The Adviser pays Lincoln Capital a monthly sub-advisery fee calculated at the following annual percentage rates of the Fund's average daily Managed Assets: 0.55% on the Fund's first $25 million of Managed Assets, 0.45% on the next $25 million of Managed Assets, 0.35% on the next $50 million of Managed Assets, and 0.30% on Managed Assets that are in excess of $100 million. The Adviser and Lincoln Capital are wholly owned subsidiaries of Lehman Brothers Holdings Inc., a publicly traded corporation.

First Trust Portfolio L.P. ("First Trust") serves as the Fund's distribution and marketing agent, and investor servicing agent. As the Fund's distribution and marketing agent, First Trust provides certain distribution and marketing services for the Fund's common shares including preparing marketing materials and presentations, developing contacts with brokers whose clients may have an interest in acquiring Fund shares and replying to information requests from prospective investors. In consideration for these services, First Trust receives a fee paid by the Adviser.

First Trust, as the investor servicing agent, developed and maintains a website for the Fund, assists in the review of shareholder material, assists in the dissemination of the Fund's net asset value and market price, provides ongoing shareholder and account maintenance services, replies to information requests from shareholders and aids in secondary market support. In consideration for these services, the Fund pays First Trust a monthly fee computed at the annual rate 0.05% of the Fund's average daily Managed Assets. For the period ended December 31, 2003, the Fund paid First Trust, as the investor servicing agent, a fee equal to $50,810.

During the period July 28, 2003 (commencement of operations) through December 31, 2003, Lehman Brothers Inc., an affiliate of the Adviser, received underwriting commissions equal to $900,000 in connection with the offering of the Fund's preferred stock.

The Fund pays no compensation to its officers or to its Trustees who are interested Trustees of the Adviser or its affiliates.

NOTE 4 -- INVESTMENT IN SECURITIES

For the period July 28, 2003 (commencement of operations) through December 31, 2003, purchases and sales of investments, other than short-term securities, aggregated $327,412,850 and $69,277,642, respectively.

NOTE 5 -- MONEY MARKET CUMULATIVE PREFERRED SHARES

The Fund is authorized to issue 3,750 Money Market Cumulative Preferred Shares ("MMP"), each without par value. On October 22, 2003, the Fund issued 3,600 MMP with proceeds of $90,000,000 in a public offering. The underwriting commissions and offering costs of $1,236,545 were incurred in connection with the offering and were charged directly to paid-in capital of the common shares. Dividends on the MMP are cumulative at a rate which was established at the offering and have been reset every twenty-eight days thereafter by an auction. The Fund pays commissions to certain broker-dealers at the end of each auction at an annual rate of 0.25%. For the period October 22, 2003 (date of issuance of MMP) through December 31, 2003, Lehman Government Securities, Inc., an affiliate of the Adviser, earned $43,767 in commissions.

The MMP are redeemable at the option of the Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The MMP are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund defaults on its asset maintenance requirements with respect to the MMP and fails to cure such a default within the time permitted. If the dividends on the MMP shall remain unpaid in an amount equal to two full years' dividends, the holders of the MMP, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the MMP and the common shares have equal voting rights of one vote per share, except that the holders of the MMP, as a

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS CONTINUED

separate class, have the right to elect at least two members of the Board of Trustees and to vote under certain other circumstances specified in the Fund's Amended By-Laws. The MMP have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the MMP as defined in the Fund's Amended By-Laws and the Investment Company Act of 1940.

NOTE 6 -- DISTRIBUTIONS TO SHAREHOLDERS

The Fund intends to make monthly distributions of net investment income to common shareholders, after payments of any dividends on outstanding MMP. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the MMP is generally twenty-eight days. For the period ended December 31, 2003, the dividend rates for MMP ranged from 1.14% to 1.20%. The dividend rate for MMP on December 31, 2003 was 1.20%. In addition, at least annually, the Fund intends to distribute net capital gains, if any. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

NOTE 7 -- SHARES OF BENEFICIAL INTEREST

The Fund's Declaration of Trust authorizes the Trustees to issue an unlimited number of common shares for the Fund, each without par value. Transactions in common shares were as follows:

                                                 FOR THE
                                                 PERIOD
                                            JULY 28, 2003 (a)
                                          TO DECEMBER 31, 2003
                                        -------------------------
                                        SHARES          AMOUNT
                                        -------------------------
Shares purchased by investment
  advisor                                    6,667   $    100,005
Initial Public Offering on
  July 28, 2003 (b)                     11,000,000    157,245,000
Purchase of additional shares by
  underwriters on August 22, 2003
  and September 16, 2003 (c)             1,200,000   $ 17,154,000
Shares issued pursuant to the Fund's
  dividend reinvestment plan                24,275        360,213
                                        ----------   -------------
Increase derived from
  capital shares transactions           12,230,942   $ 74,859,218
                                        ==========   =============

(a) Commencement of operations.

(b) After deduction of underwriting commissions and offering costs of $7,755,000.

(c) After deduction of underwriting commissions and offering costs of $846,000.

NOTE 8 -- CONCENTRATION OF CREDIT RISK

The Fund will normally invest at least 80% of its Managed Assets in investments offering high current income, which generally will be in the lower rating categories of recognized rating agencies. These investments are regarded as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations and will generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield investments may be relatively less liquid than the market for higher-rated investments.

NOTE 9 -- FEDERAL INCOME TAX INFORMATION

For the period ended December 31, 2003, the tax character of distributions paid was $7,751,324 of ordinary income.

As of December 31, 2003, the components of accumulated earnings on a tax basis were as follows:

   Undistributed ordinary income                 $    660,326
   ----------------------------------------------------------
   Unrealized gains                                15,380,635*
   ----------------------------------------------------------
   TOTAL ACCUMULATED GAINS                       $ 16,040,961

* The difference between book-basis and tax-basis net unrealized gains is attributed primarily to wash sales and return of capital.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND ANNUAL REPORT 2003

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees
Lehman Brothers First Trust Income Opportunity Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Lehman Brothers First Trust Income Opportunity Fund (the "Fund") as of December 31, 2003, and the related statements of operations and of changes in net assets and the financial highlights for the period July 28, 2003 (commencement of operations) through December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at December 31, 2003, the results of its operations, changes in its net assets and the financial highlights for the period July 28, 2003 (commencement of operations) through December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

                                                           /s/ Ernst & Young LLP


New York, New York
February 10, 2004

DIVIDEND REINVESTMENT PLAN (UNAUDITED)

The Fund has a Dividend Reinvestment Plan (the "Plan") commonly referred to as an "opt-out" plan. Each common shareholder will have all distributions of dividends and capital gains automatically reinvested in additional common shares by Investors Bank & Trust Company, as agent for shareholders pursuant to the Plan (the "Plan Agent"), unless the shareholder elects to receive cash or unless the shares are registered in the name of a broker-dealer or other nominee (that is, in "street name") and the respective nominee does not participate in the Plan. For Plan participants the Plan Agent will either (i) effect purchases of common shares under the Plan in the open market or (ii) distribute newly issued common shares of the Fund. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent. Certain broker-dealers and nominees do not permit their clients to participate in dividend reinvestment plans. Shareholders whose common shares are held in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

The Plan Agent serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or makes a capital gain distribution, the Plan Agent will, as agent for the participants, either (i) receive the cash payment and use it to buy common shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts or (ii) distribute newly issued common shares of the Fund on behalf of the participants. The Plan Agent will receive cash from the Fund with which to buy common shares in the open market if, on the determination date, the net asset value per share exceeds the market price per share plus estimated brokerage commissions on that date. The Plan Agent will receive the dividend or distribution in newly issued common shares of the Fund if, on the determination date, the market price per share plus estimated brokerage commissions equals or exceeds the net asset value per share of the Fund on that date. The number of shares to be issued will be computed at a per share rate equal to the greater of (i) the net asset value or
(ii) 95% of the closing market price per share on the payment date.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. Such withdrawal will be effective immediately if received not less than ten days prior to a distribution record date; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a common share credited to such account. In the alternative, upon receipt of the participant's instructions, common shares will be sold and the proceeds sent to the participant less brokerage commissions and any applicable taxes.

The Plan Agent maintains each shareholder's account in the Plan and furnishes confirmations of all acquisitions made for the participant. Common shares in the account of each Plan participant will be held by the Plan Agent on behalf of the participant. Proxy material relating to shareholders' meetings of the Fund will include those shares purchased as well as shares held pursuant to the Plan.

In the case of shareholders, such as banks, brokers or nominees, which hold common shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of common shares certified from time to time by the record shareholders as representing the total amount registered in the record shareholder's name and held for the account of beneficial owners who are participants in the Plan.

The Plan Agent's fees for the handling of reinvestment of dividends and other distributions will be paid by the Fund. Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of distributions. There are no other charges to participants for reinvesting dividends or capital gain distributions; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

The automatic reinvestment of dividends and other distributions will not relieve participants of any income tax that may be payable or required to be withheld on such dividends or distributions.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. All correspondence concerning the Plan should be directed to: Investors Bank & Trust Company, 200 Clarendon Street, Mail Stop OPS22, Boston, MA 02116 (Telephone) 617-937-6226.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND ANNUAL REPORT 2003

TRUSTEE AND OFFICER TABLE (UNAUDITED)

Set forth below is information about the Trustees. The address for each Trustee is Lehman Brothers Asset Management Inc., 399 Park Avenue, New York, NY 10022.

INDEPENDENT TRUSTEES:

------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                            PORTFOLIOS
                                                                                            OVERSEEN IN  OTHER
                                                                                            LEHMAN       TRUSTEESHIPS
                                         TERM OF                                            BROTHERS     HELD OUTSIDE OF
                                         OFFICE AND                                         ASSET        LEHMAN
                                         LENGTH OF                                          MANAGEMENT   BROTHERS ASSET
NAME AND                    POSITION     TIME          PRINCIPAL OCCUPATIONS FOR LAST FIVE  FUNDS        MANAGEMENT
DATE OF BIRTH               WITH FUND    SERVED        YEARS                                COMPLEX      FUNDS COMPLEX
------------------------------------------------------------------------------------------------------------------------
General James E. Dalton,    Trustee      3 Year Term   Board of Directors, Chair of the          1       None
USAF (Retired)                           and Trustee   Audit Committee at William Lyon
10/17/1930                               since 2003    Homes, a home building business
                                                       (since 1991); Director of Defense
                                                       Group Inc., a defense business
                                                       (since 1999); Director of Finance
                                                       America, a mortgage business (since
                                                       2002); formerly, Vice President of
                                                       Logicon Inc., a wholly-owned
                                                       subsidiary of Northrop Grumman
                                                       (1985-1998); General Manager of
                                                       Logicon's Defense Technology Group
                                                       (1995-1998).
------------------------------------------------------------------------------------------------------------------------
Margaret M.(Peggy) Eisen    Trustee      1 Year Term   Board of Directors, Chair of              1       Board of Trustees
6/19/1953                                and Trustee   Compensation Committee, and Member                for Liberty Acorn
                                         since 2003    of the Audit Committee of                         Family of Mutual
                                                       Antigenics Corporation, a                         Funds of Wanger
                                                       biopharmaceutical company (since                  Asset Management
                                                       2003); Managing Director and Chief                (since 2002).
                                                       Investment Officer of Harbor Hills
                                                       Capital, an investment banking and
                                                       asset management firm focused on
                                                       entrepreneurs and ultra-high net
                                                       worth individuals (since 2003);
                                                       Managing Director of DeGuardiola
                                                       Advisors, an investment bank
                                                       specializing in mergers and
                                                       acquisitions of investment
                                                       management firms (2001-2002);
                                                       Managing Director of North American
                                                       Equities of General Motors
                                                       Investment Management Corporation
                                                       (1995-2001).
------------------------------------------------------------------------------------------------------------------------
Michael M. Knetter          Trustee      2 Year Term   Dean of the University of                 1       None
4/8/1960                                 and Trustee   Wisconsin-Madison School of
                                         since 2003    Business (since 2002); prior
                                                       thereto, Professor of International
                                                       Economics and Associate Dean at the
                                                       Amos Tuck School of Business --
                                                       Dartmouth College (1997-2002).
------------------------------------------------------------------------------------------------------------------------

TRUSTEE AND OFFICER TABLE (UNAUDITED) CONTINUED

INDEPENDENT TRUSTEES:

------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                            PORTFOLIOS
                                                                                            OVERSEEN IN  OTHER
                                                                                            LEHMAN       TRUSTEESHIPS
                                         TERM OF                                            BROTHERS     HELD OUTSIDE OF
                                         OFFICE AND                                         ASSET        LEHMAN
                                         LENGTH OF                                          MANAGEMENT   BROTHERS ASSET
NAME AND                    POSITION     TIME          PRINCIPAL OCCUPATIONS FOR LAST FIVE  FUNDS        MANAGEMENT
DATE OF BIRTH               WITH FUND    SERVED        YEARS                                COMPLEX      FUNDS COMPLEX
------------------------------------------------------------------------------------------------------------------------
Eugene A. Matthews          Trustee      1 Year Term   President of Nintai Capital, Inc.,        1       None
11/9/1958                                and Trustee   an investment advisory firm that is
                                         since 2003    primarily focused on Japan's
                                                       private equity market and general
                                                       Asian investments (since 1997);
                                                       Senior Fellow of Asia Studies for
                                                       the Council of Foreign Relations
                                                       (2001-2003); formerly, Partner of
                                                       Apax-Globis Japan, Inc., a private
                                                       equity investment firm specializing
                                                       in venture capital and buyout
                                                       investments in Japan (1998-2000).
------------------------------------------------------------------------------------------------------------------------
George W. Morriss           Trustee      3 Year Term   Executive Vice President and Chief        1       None
9/24/1947                                and Trustee   Financial Officer of People's Bank,
                                         since 2003    a diversified financial services
                                                       company providing commercial,
                                                       consumer, insurance and investment
                                                       services (1991-2001).
------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES:

------------------------------------------------------------------------------------------------------------------------
Stephanie E. Dolan          Trustee and  2 Year Term   Senior Vice President of Lehman           1       None
4/4/1963                    Assistant    and Trustee   Brothers Inc.; Controller of Lehman
                            Treasurer    since 2003    Brothers Asset Management.
------------------------------------------------------------------------------------------------------------------------
Scott Hall                  Trustee      2 Year Term   Managing Director of First Trust          1       None
1/12/1957                                and Trustee   Advisors L.P. and First Trust
                                         since 2003    Portfolios L.P. (since 1992)
------------------------------------------------------------------------------------------------------------------------
Kurt A. Locher              Chairman     3 Year Term   Managing Director of Lehman               1       None
5/9/1966                    and Trustee  and Trustee   Brothers Inc. (since 1998);
                                         since 2003    Managing Director of Lehman
                                                       Brothers Asset Management (since
                                                       2003); Vice President of Lincoln
                                                       Capital (since 2003); Director of
                                                       BNC Mortgage Inc. (since 2000),
                                                       Finance America LLC (since 1999),
                                                       and TrueLink Inc. (since 1999);
                                                       prior thereto President of Lehman
                                                       Brothers Bank, F.S.B. (1999); and
                                                       Senior Vice President of Lehman
                                                       Brothers Inc. (1995-1998).
------------------------------------------------------------------------------------------------------------------------

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND ANNUAL REPORT 2003

Set forth below is information about the officers of the Fund. Each officer serves for a one-year term. The address for each officer is Lehman Brothers Asset Management Inc., 399 Park Avenue, New York, NY 10022.


------------------------------------------------------------------------------------------------------------------------
NAME AND                    POSITION
DATE OF BIRTH               WITH FUND    PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Bradley Tank                President    Chief Executive Officer of Lehman Brothers Asset Management; Managing Director
9/29/1957                                and Global Head of Fixed Income Asset Management for Lehman Brothers (since
                                         2002); Director of Fixed Income for Strong Capital Management in Menomonee
                                         Falls, Wisconsin (1990-2002); formerly a member of the Office of the CEO and
                                         Institutional and Intermediary Distribution; Named "Runner Up" for Morningstar
                                         Mutual Fund Manager of the year (1997); Vice President at Salomon Brothers in the Government, Mortgage and Financial Institutions businesses (1982-1990).
------------------------------------------------------------------------------------------------------------------------
Edward Grieb                Treasurer    Chief Financial Officer of Lehman Brothers Asset Management; Managing Director
9/22/1961                                and Assistant Controller for Lehman Brothers; prior thereto, Audit Manager with
                                         Arthur Andersen serving clients in financial services, advertising and consumer products industries (1984-1991).
------------------------------------------------------------------------------------------------------------------------
Jonathan Morris             Secretary    Senior Vice President of Lehman Brothers Asset Management; Senior Vice President
3/1/1956                                 and General Counsel for Lehman Brother's Wealth and Asset Management business, including Lehman Brothers Private Client Services Division and asset management and investment advisory business (since 1997); prior thereto, Associate General
                                         Counsel of Travelers Group and its predecessor companies (1998-1996); formerly,
                                         Senior Vice President for Shearson Lehman Brothers (1993-1997) and First Vice
                                         President for Shearson Lehman Brothers (1988-1991); prior thereto litigation counsel for Seward & Kissel. Admitted to New York and Connecticut bars.
------------------------------------------------------------------------------------------------------------------------

The Fund's Statement of Additional Information includes additional information about the Trustees of the Fund and is available without charge, upon request, by calling 1-800-988-5196 or visting the Fund's website at www.lbftincomeopportunity.com.

A description of the Fund's proxy voting policies and procedures is available
(1) on the Fund's website at www.lbftincomeopportunity.com and (2) on the Commission's website at www.sec.gov.

                             [LEHMAN BROTHERS LOGO]

(C)2004 LEHMAN BROTHERS INC.ALL RIGHTS RESERVED. LB10183

ITEM 2. CODE OF ETHICS.

At a Board meeting held on November 18, 2003, the Registrant adopted a code of ethics that applies to the Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer. For the year ended December 31, 2003, there were no amendments to a provision of the code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of the Registrant's code of ethics is filed with this Form N-CSR under Item 10(a).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

At a Board meeting held on June 26, 2003, the Registrant's Board of Trustees designated George Morriss as the Registrant's Audit Committee Financial Expert. George Morriss is deemed "independent" for purposes of this item because (i) he does not accept directly or indirectly any consulting, advisory, or compensatory fee from the issuer (other than in his capacity as a committee member or a member of the board of trustees); and (ii) he is not an "interested person" of the Registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act").

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) AUDIT FEES: The aggregate fees billed by the Registrant for professional services rendered by its independent auditors, Ernst & Young LLP, for the audit of the Registrant's annual financial statements and for the initial seed audit for 2003 were $35,000 and $8,400, respectively.
         (b) AUDIT RELATED FEES: The aggregate fees billed by the Registrant for professional services rendered by its independent auditors, Ernst & Young LLP, for the review of related filing of Form N-2 for 2003 was $16,800.
         (c) TAX FEES: The aggregate fees accrued for professional services rendered by Ernst & Young LLP for tax compliance, tax advice, and tax planning for 2003 was $4,000. Such services included the preparation of the year-end tax provision and excise tax work.
         (d) ALL OTHER FEES: The aggregate fees billed by the Registrant for professional services rendered by its independent auditors, Ernst & Young LLP, for the initial and year end agreed upon procedures reporting for the preferred shares for 2003 was $10,000.
         (e) (1) At a Board meeting held on June 26, 2003, the Registrant's Audit Committee pre-approved the provision of audit and non-audit services by Ernst & Young LLP for the fiscal year ending December 31, 2003. The Registrant has not delegated the pre-approval of audit and non-audit services to a member of the audit committee. Rather, any action of the audit committee with respect to the pre-approval process requires the vote of a majority of the audit committee members present, whether in person or otherwise, at the meeting at which such action is considered. One member of the audit committee shall constitute a quorum for the purpose of taking any action.
              (2) Not applicable.
         (f)  Not applicable.
         (g) Aggregate non-audit fees billed to the Registrant by the Registrant's accountant was $30,800 for the fiscal year ended December 31, 2003. Aggregate non-audit fees billed to the Investment Adviser by the Registrant's accountant were $3,048,000 and $2,376,000 for the fiscal years ended December 31, 2003 and 2002, respectively.
         (h)  Not applicable.

ITEM 5.  LISTED COMPANY AUDIT COMMITTEES.

At a Board meeting held on June 26, 2003, the Board of Trustees of the Registrant established an audit committee for the purpose of overseeing the accounting and financial reporting processes of the Registrant and audits of the financial statements of the Registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

To be eligible to serve as a member of the Registrant's audit committee, a trustee must be an "Independent Trustee," which term shall mean a Trustee (i) who is not an "interested person," as that term is defined in Section 2(a)(19) of the 1940 Act, as amended of the Registrant; and (ii) who has not accepted directly or indirectly any consulting, advisory, or other compensatory fee from the Registrant (other than fees for serving as a trustee or committee member).

The Registrant's Audit Committee Members are:
James E. Dalton
Margaret M. Eisen
Michael M. Knetter
Eugene A. Matthews
George Morriss

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Board of the Registrant has delegated to the Registrant's sub-advisor (the "Sub-Advisor") the authority to vote proxies on behalf of the Fund and has approved the Sub-Advisor's proxy voting guidelines and procedures. A copy of the Sub-Advisor's proxy voting procedures and guidelines are filed with this Form N-CSR under Item 10.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) Within the 90-day period immediately preceding the filing of this Report, the Registrant's Chief Executive Officer and Chief Financial Officer have each evaluated the effectiveness of the Registrant's "Disclosure Controls and Procedures" and have concluded that they were effective. As such term is used above, the Registrant's Controls and Procedures are controls and other procedures of the Registrant that are designed to ensure that information required to be disclosed by the Registrant in the reports that it files or submits under the Exchange Act is recorded, processed, summarized and reported, within the time periods specified in the Securities and Exchange Commission's rules and forms. Disclosure Controls and Procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by the Registrant in such reports is accumulated and communicated to the Registrant's management, including its principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

     (a) Code of Ethics is attached.

     (b) Proxy voting procedures and guidelines are attached.

     (c) Certification letters are attached.

     (d) Section 906 Certifications are attached.

     Pursuant to the requirements of the Exchange Act and the 1940 Act, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

    Lehman Brothers/First Trust Income Opportunity Fund

    By: /S/ Bradley Tank
   ------------------------------------------------------
    Bradley Tank, President/Chief Executive Officer
    Date:   March 3, 2004


     Pursuant to the requirements of the Exchange Act and the 1940 Act, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


    By: /S/ Bradley Tank
   -------------------------------------------------------------------
    Bradley Tank, President/Chief Executive Officer
    Date:   March 3, 2004


    By: /S/  Edward Grieb
   -------------------------------------------------------------------
    Edward Grieb, Treasurer/Chief Financial Officer
    Date:  March 3, 2004